As filed with the Securities and Exchange Commission on April 2, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21334

                  NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Income Opportunity Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------



 NUMBER OF SHARES                                  MARKET VALUE(+)     NUMBER OF SHARES                             MARKET VALUE(+)
                                                  ($000'S OMITTED)                                                 ($000'S OMITTED)
COMMON STOCKS (47.1%)                                                     241,336   Brandywine Realty Trust                8,413

APARTMENTS (1.7%)                                                         163,900   Highwoods Properties                   7,162
     21,000   Apartment Investment & Management          1,315            330,000   HRPT Properties Trust                  4,297
     69,500   Education Realty Trust                     1,045             83,200   Mack-Cali Realty                       4,629
     66,500   Mid-America Apartment Communities          3,998            214,500   Maguire Properties                     9,320(E)
     26,400   Post Properties                            1,280                                                         ---------
                                                     ---------                                                            45,256
                                                         7,638         OFFICE - INDUSTRIAL (0.8%)
COMMERCIAL SERVICES (8.9%)                                                 67,100   Liberty Property Trust                 3,472
    288,500   Capital Trust                             14,309
    325,600   Gramercy Capital                          11,764         REGIONAL MALLS (2.6%)
    838,400   NorthStar Realty Finance                  14,798            257,000   Glimcher Realty Trust                  7,263(E)
                                                     ---------            113,700   Pennsylvania REIT                      4,855
                                                        40,871                                                         ---------
COMMUNITY CENTERS (1.6%)                                                                                                  12,118
    125,300   New Plan Excel Realty Trust                3,649         SELF STORAGE (1.5%)
     92,000   Tanger Factory Outlet Centers              3,735              2,700   Public Storage, Depositary
                                                     ---------                        Shares                                  72
                                                         7,384            115,900   Sovran Self Storage                    6,954
DIVERSIFIED (9.3%)                                                                                                     ---------
    152,100   Colonial Properties Trust                  7,476                                                             7,026
    250,800   Crescent Real Estate Equities              5,031         TOTAL COMMON STOCKS
    256,100   iStar Financial                           12,844         (COST $153,349)                                   216,203
    300,760   Lexington Corporate Properties                                                                           ---------
                Trust                                    6,400(E)      PREFERRED STOCKS (12.0%)
    862,700   Spirit Finance                            10,801
                                                     ---------         APARTMENTS (1.9%)
                                                        42,552             12,400   Apartment Investment &
FINANCE (1.5%)                                                                        Management, Ser. T                     317
     92,600   CBRE Realty Finance                        1,530             10,000   Apartment Investment &
    201,300   Crystal River Capital                      5,556                        Management, Ser. U                     256
                                                     ---------            302,200   Mid-America Apartment
                                                         7,086                        Communities, Ser. H                  7,933
                                                                                                                       ---------
HEALTH CARE (5.2%)                                                                                                         8,506
     19,000   Health Care Property Investors               784         COMMERCIAL SERVICES (0.2%)
    116,802   Health Care REIT                           5,467(E)          20,000   Anthracite Capital, Ser. C               522
     40,600   Healthcare Realty Trust                    1,721             20,000   Newcastle Investment, Ser. B             522
    134,300   Nationwide Health Properties               4,475(E)                                                      ---------
    338,300   OMEGA Healthcare Investors                 6,133                                                             1,044
    119,700   Ventas, Inc.                               5,536         COMMUNITY CENTERS (0.4%)
                                                     ---------             20,000   Cedar Shopping Centers, Ser. A           534
                                                        24,116             12,000   Developers Diversified Realty,
INDUSTRIAL (3.2%)                                                                     Ser. I                                 306
     61,400   EastGroup Properties                       3,361             34,000   Tanger Factory Outlet Centers,
    240,800   First Industrial Realty Trust             11,380(E)                     Ser. C                                 870
                                                     ---------                                                         ---------
                                                        14,741                                                             1,710
LODGING (0.9%)                                                         DIVERSIFIED (3.3%)
     74,500   Ashford Hospitality Trust                    917              9,000   Colonial Properties Trust, Ser. E        229
     62,000   Hospitality Properties Trust               3,026             18,400   Crescent Real Estate Equities,
                                                     ---------                        Ser. B                                 467
                                                         3,943            200,000   iStar Financial, Ser. E                5,160
OFFICE (9.9%)                                                             160,000   iStar Financial, Ser. F                4,120
  1,022,800   American Financial Realty Trust           11,435            200,000   NorthStar Realty Finance, Ser. A       5,231
                                                                                                                       ---------
                                                                                                                          15,207
                                                                       HEALTH CARE (0.5%)
                                                                           25,000   Health Care REIT, Ser. D                 643
                                                                           18,200   LTC Properties, Ser. E                 1,028


See Notes to Schedule of Investments

                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

 NUMBER OF SHARES                                          MARKET VALUE(+)
                                                          ($000'S OMITTED)
     34,000   LTC Properties, Ser. F                             865
                                                           ---------
                                                               2,536
LODGING (2.7%)
     36,500   Eagle Hospitality Properties Trust, Ser. A         923
    182,000   Equity Inns, Ser. B                              4,797(E)
     22,600   Hersha Hospitality Trust, Ser. A                   593
     16,000   Host Hotels & Resorts, Ser. E                      432
     77,500   LaSalle Hotel Properties, Ser. B                 2,015
     28,000   LaSalle Hotel Properties, Ser. D                   706
     33,000   LaSalle Hotel Properties, Ser. E                   848
     31,000   Strategic Hotels & Resorts, Ser. B                 800
     51,300   Strategic Hotels & Resorts, Ser. C               1,343
                                                           ---------
                                                              12,457
OFFICE (0.7%)
     60,000   DRA CRT Acquisition, Ser. A                      1,463
     60,000   Kilroy Realty, Ser. E                            1,527
      6,800   SL Green Realty, Ser. D                            176
                                                           ---------
                                                               3,166
OFFICE - INDUSTRIAL (0.8%)
     25,000   Digital Realty Trust, Ser. A                       646
     16,900   Digital Realty Trust, Ser. B                       432(E)
     50,000   LBA Realty                                       2,233
      8,000   PS Business Parks, Ser. K                          213
                                                           ---------
                                                               3,524
REGIONAL MALLS (1.3%)
     60,000   Glimcher Realty Trust, Ser. F                    1,569
     61,800   Glimcher Realty Trust, Ser. G                    1,585
     49,300   Mills Corp., Ser. E                              1,255
     19,800   Pennsylvania REIT, Ser. A                        1,073
     11,300   Taubman Centers, Ser. G                            302
                                                           ---------
                                                               5,784
SPECIALTY (0.2%)
     40,000   Entertainment Properties Trust, Ser. A           1,016

 TOTAL PREFERRED STOCKS
 (COST $53,136)                                               54,950
                                                           ---------




See Notes to Schedule of Investments


                                                                                     NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------

PRINCIPAL AMOUNT                                                             RATING                   VALUE(+)
($000's omitted)                                                        Moody's      S&P        ($000's omitted)
CORPORATE DEBT SECURITIES (37.7%)

AEROSPACE/DEFENSE (0.4%)
          1,760  L-3 Communications Corp., Senior
                 Subordinated Notes, Ser. B, 6.38%, due 10/15/15        Ba3          BB+          1,705
APPAREL/TEXTILES (0.4%)
            250  Hanesbrands, Inc., Senior Floating Rate
                 Notes, 8.74%, due 6/15/07                              B2           B-             257(n)(u)
          1,335  Levi Strauss & Co., Senior Notes, 9.75%,
                 due 1/15/15                                            B3           B-           1,442
                                                                                              ---------
                                                                                                  1,699
AUTO LOANS (3.3%)
          2,330  Ford Motor Credit Co., Notes, 7.38%, due 10/28/09      B1           B            2,340
          3,605  Ford Motor Credit Co., Senior Unsecured
                 Notes, 9.75%, due 9/15/10                              B1           B            3,845(n)(OO)
          4,645  Ford Motor Credit Co., Bonds, 7.38%, due 2/1/11        B1           B            4,588
          1,675  General Motors Acceptance Corp., Notes, 6.88%,
                 due 9/15/11                                            Ba1          BB+          1,700
          2,800  General Motors Acceptance Corp., Notes, 7.00%,
                 due 2/1/12                                             Ba1          BB+           2,857
                                                                                              ----------
                                                                                                  15,330
AUTO PARTS & EQUIPMENT (0.2%)
            350  Goodyear Tire & Rubber Co., Senior Notes, 8.63%,
                 due 12/1/11                                            B2           B-             368(n)
            470  Goodyear Tire & Rubber Co., Senior Notes, 9.00%,
                  due 7/1/15                                            B2           B-             507
                                                                                              ---------
                                                                                                    875
AUTOMOTIVE (1.3%)
            400  Ford Motor Co., Notes, 7.45%, due 7/16/31              Caa1         CCC+           323
          4,380  General Motors Corp., Senior Debentures, 8.25%,
                 due 7/15/23                                            Caa1         B-            4,150
          1,455  General Motors Corp., Senior Debentures, 8.38%,
                 due 7/15/33                                            Caa1         B-            1,370(E)
                                                                                              ----------
                                                                                                   5,843
CHEMICALS (0.9%)
            650  Chemtura Corp., Guaranteed Notes, 6.88%, due
                 6/1/16                                                 Ba1          BB+            630
          1,725  Hexion US Finance Corp., Senior Notes, 9.75%, due
                 11/15/14                                               B3           B-            1,803(n)(OO)
            500  Lyondell Chemical Co., Guaranteed Notes, 8.25%,
                 due 9/15/16                                            B1           B+             530
          1,135  PQ Corp., Guaranteed Notes, 7.50%, due 2/15/13         B3           B-            1,129
                                                                                              ----------
                                                                                                   4,092
CONSUMER-PRODUCTS (0.5%)
          1,510  Amscan Holdings, Inc., Senior Subordinated Notes,
                 8.75%, due 5/1/14                                      Caa1         CCC+          1,480
          1,150  Spectrum Brands, Inc., Guaranteed Notes, 7.38%,
                 due 2/1/15                                             Caa2         CCC           1,003(OO)
                                                                                              ----------
                                                                                                   2,483
ELECTRIC - GENERATION (1.7%)
          1,340  Dynegy-Roseton Danskamme, Pass-Through
                 Certificates, Ser. B, 7.67%, due 11/8/16               Ba3          B             1,415
          2,540  Midwest Generation LLC, Secured Notes,
                 8.75%, due 5/1/34                                      Ba2          B+            2,743



See Notes to Schedule of Investments

                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

PRINCIPAL AMOUNT                                                              RATING                  VALUE(+)
($000's omitted)                                                        Moody's      S&P        ($000's omitted)
          2,170  Mirant Americas Generation, Inc., Senior
                 Unsecured Notes, 8.30%, due 5/1/11                     Caa1         B-            2,214
            485  NRG Energy, Inc., Guaranteed Notes,
                 7.38%, due 2/1/16                                      B1           B-              486
            900  NRG Energy, Inc., Guaranteed Notes,
                 7.38%, due 1/15/17                                     B1           B-              900
                                                                                              ----------
                                                                                                   7,758
ELECTRIC - INTEGRATED (0.2%)
            940  TXU Corp., Senior Notes, Ser. P, 5.55%,
                 due 11/15/14                                           Ba1          BB+             885
ELECTRONICS (1.1%)
            735  Flextronics Int'l., Ltd., Senior                       Ba2          BB-             713
                 Subordinated Notes, 6.50%, due 5/15/13
          2,355  Freescale Semiconductor, Inc., Senior
                 Notes, 9.13%, due 12/15/14                             B1           B             2,340(n)
            620  Freescale Semiconductor, Inc., Senior
                 Subordinated Notes, 10.13%, due 12/15/16               B2           B               617(n)
            430  NXP BV, Secured Notes, 7.88%, due
                 10/15/14                                               Ba2          BB+             444(n)
            850  NXP BV, Senior Notes, 9.50%, due
                 10/15/15                                               B2           B+              879(n)
                                                                                              ----------
                                                                                                   4,993
ENERGY-EXPLORATION & PRODUCTION (0.8%)
            225  Chesapeake Energy Corp., Senior Notes,
                 7.50%, due 9/15/13                                     Ba2          BB              230
            655  Chesapeake Energy Corp., Senior Notes,
                 6.38%, due 6/15/15                                     Ba2          BB              635
            875  Forest Oil Corp., Guaranteed Senior
                 Notes, 7.75%, due 5/1/14                               B1           B+              884
          1,785  Sabine Pass LNG L.P., Senior Secured
                 Notes, 7.50%, due 11/30/16                             Ba3          BB            1,754(n)
                                                                                              ----------
                                                                                                   3,503
ENVIRONMENTAL (0.2%)
            895  Allied Waste North America, Inc., Senior
                 Notes, 7.25%, due 3/15/15                              B2           BB-             896
FOOD & DRUG RETAILERS (0.7%)
          2,915  Jean Coutu Group PJC, Inc., Senior
                 Subordinated Notes, 8.50%, due 8/1/14                  Caa2         B-            3,032
FORESTRY/PAPER (0.5%)
            430  Bowater, Inc., Senior Floating Rate
                 Notes, 8.36%, due 3/15/07                              B2           B+              434(u)
            865  Bowater, Inc., Debentures, 9.00%, due
                 8/1/09                                                 B2           B+              913
            780  Graphic Packaging Int'l., Inc., Senior
                 Notes, 8.50%, due 8/15/11                              B2           B-              809
            200  Graphic Packaging Int'l., Inc., Senior
                 Subordinated Notes, 9.50%, due 8/15/13                 B3           B-              212
                                                                                              ----------
                                                                                                   2,368
GAMING (1.9%)
            420  Buffalo Thunder Development Authority,
                 Secured Notes, 9.38%, due 12/15/14                     B2           B               427(n)
            680  Chukchansi Economic Development
                 Authority, Senior Notes, 8.00%, due 11/15/13           B2           BB-             704(n)
          2,060  Majestic Star LLC, Senior Unsecured
                 Notes, 9.75%, due 1/15/11                              Caa1         CCC+          1,957
            300  Park Place Entertainment, Senior
                 Subordinated Notes, 7.88%, due 3/15/10                 Ba1          B+              315
          1,250  Pokagon Gaming Authority, Senior Notes,
                 10.38%, due 6/15/14                                    B3           B             1,372(n)
            680  San Pasqual Casino, Notes, 8.00%, due
                 9/15/13                                                B2           B+              694(n)



See Notes to Schedule of Investments


                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

PRINCIPAL AMOUNT                                                             RATING                  VALUE(+)
($000's omitted)                                                        Moody's      S&P          ($000's omitted)
          125    Snoqualmie Entertainment Authority,
                 Senior Floating Rate Notes, 9.15%, due 8/1/07          B3           B               126(n)(u)
          125    Snoqualmie Entertainment Authority,
                 Notes, 9.13%, due 2/1/15                               B3           B               126(n)
          465    Station Casinos, Inc., Senior
                 Subordinated Notes, 6.50%, due 2/1/14                  Ba3          B               423
          2,730  Station Casinos, Inc., Senior
                 Subordinated Notes, 6.88%, due 3/1/16                  Ba3          B             2,498
                                                                                              ----------
                                                                                                   8,642
GAS DISTRIBUTION (2.1%)
            885  AmeriGas Partners L.P., Senior Unsecured
                 Notes, 7.25%, due 5/20/15                              B1                          876
          1,285  El Paso Natural Gas Co., Senior Notes,
                 Ser. A, 7.63%, due 8/1/10                              Ba1          B+            1,336
          1,260  El Paso Natural Gas Co., Bonds, 8.38%,
                 due 6/15/32                                            Ba1          B+            1,513
          1,070  Ferrellgas L.P., Senior Notes, 8.75%,
                 due 6/15/12                                            B2           B-            1,086
          2,150  Regency Energy Partners, Senior
                 Unsecured Notes, 8.38%, due 12/15/13                   B2           B             2,155(n)
            760  Targa Resources, Inc., Guaranteed Notes,
                 8.50%, due 11/1/13                                     B3           B-              762(n)
          1,710  Transcontinental Gas Pipe Line,
                 Debentures, 7.25%, due 12/1/26                         Ba1          BB-           1,796
                                                                                              ----------
                                                                                                   9,524
HEALTH SERVICES (3.9%)
          3,095  CDRV Investors, Inc., Senior Floating
                 Rate Notes, 9.86%, due 3/1/07                          Caa1         CCC+          3,041(n)(u)
          1,370  CDRV Investors, Inc., Senior Disc.
                 Notes, Step-Up, 0.00%/9.63%, due 1/1/15                Caa1         CCC+          1,093(EE)
            455  HCA, Inc., Senior Unsecured Notes,
                 7.88%, due 2/1/11                                      Caa1         B-              458
          4,260  HCA, Inc., Secured Notes, 9.25%, due
                 11/15/16                                               B2           BB-           4,526(n)
          1,655  Healthsouth Corp., Senior Floating Rate
                 Notes, 11.35%, due 6/15/07                             Caa1         CCC+          1,819(n)(u)
            485  Omnicare, Inc., Senior Subordinated
                 Notes, 6.13%, due 6/1/13                               Ba3          BB+             463
          1,475  Omnicare, Inc., Senior Subordinated
                 Notes, 6.88%, due 12/15/15                             Ba3          BB+           1,457
            910  Service Corp. Int'l., Senior Notes,
                 7.38%, due 10/1/14                                     B1           BB-             937
            680  Spheris, Inc., Senior Subordinated
                 Notes, 11.00%, due 12/15/12                            Caa1         CCC             651
          2,055  US Oncology, Inc., Senior Floating Rate
                 Notes, 10.68%, due 3/15/07                             B3           B-            2,091(u)
            350  US Oncology, Inc., Guaranteed Notes,
                 9.00%, due 8/15/12                                     B2           B-              371
            300  Ventas Realty L.P., Guaranteed Notes,
                 6.75%, due 6/1/10                                      Ba2          BB+             305
            565  Ventas Realty L.P., Senior Notes, 6.50%,
                 due 6/1/16                                             Ba2          BB+             565
                                                                                              ----------
                                                                                                  17,777
INVESTMENTS & MISC. FINANCIAL SERVICES (0.4%)
          1,740  Cardtronics, Inc., Guaranteed Notes,
                 9.25%, due 8/15/13                                     B3           B-            1,840
LEISURE (0.3%)
            795  AMF Bowling Worldwide, Inc., Senior
                 Subordinated Notes, 10.00%, due 3/1/10                 B3           CCC+           829




See Notes to Schedule of Investments


                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

PRINCIPAL AMOUNT                                                              RATING                  VALUE(+)
($000's omitted)                                                        Moody's      S&P          ($000's omitted)
            815  Royal Caribbean Cruises, Debentures,
                 7.50%, due 10/15/27                                    Ba1          BBB-            800
                                                                                              ----------
                                                                                                   1,629
MEDIA - BROADCAST (2.2%)
            415  Clear Channel Communications, Inc.,
                 Senior Notes, 5.75%, due 1/15/13                       Baa3         BB+             386
            490  Clear Channel Communications, Inc.,
                 Senior Notes, 5.50%, due 9/15/14                       Baa3         BB+             433
          2,040  CMP Susquehanna Corp., Senior
                 Subordinated Notes, 9.88%, due 5/15/14                 B3           CCC           2,091(n)
            665  Entercom Radio/Capital, Guaranteed
                 Senior Notes, 7.63%, due 3/1/14                        Ba2          B               667
             40  LIN Television Corp., Guaranteed Notes,
                 Ser. B, 6.50%, due 5/15/13                             B1           B-               39
            775  LIN Television Corp., Senior
                 Subordinated Notes, 6.50%, due 5/15/13                 B1           B-              748
            620  Paxson Communications, Secured Floating
                 Rate Notes, 8.61%, due 4/16/07                         B1           CCC+            638(n)(u)
          3,475  Paxson Communications, Secured Floating
                 Rate Notes, 11.61%, due 4/16/07                        Caa2         CCC-          3,614(n)(u)(OO)
            800  Young Broadcasting, Inc., Guaranteed
                 Notes, 10.00%, due 3/1/11                              Caa1         CCC-            788
            680  Young Broadcasting, Inc., Senior
                 Subordinated Notes, 8.75%, due 1/15/14                 Caa1         CCC-            619
                                                                                              ----------
                                                                                                  10,023
MEDIA - CABLE (2.1%)
            915  CCH I LLC, Guaranteed Notes, 10.00%, due
                 5/15/14                                                Caa3         CCC-            826
          4,145  CCH I LLC, Secured Notes, 11.00%, due
                 10/1/15                                                Caa2         CCC-          4,279
            880  Charter Communications Operating LLC,
                 Senior Notes, 8.00%, due 4/30/12                       B3           B-              914(n)
            830  CSC Holdings, Inc., Debentures, Ser. B.,
                 8.13%, due 8/15/09                                     B2           B+              860
            430  DirecTV Holdings LLC, Senior Notes,
                 8.38%, due 3/15/13                                     Ba3          BB-             450
            725  EchoStar DBS Corp., Guaranteed Notes,
                 7.00%, due 10/1/13                                     Ba3          BB-             726
            885  EchoStar DBS Corp., Guaranteed Notes,
                 7.13%, due 2/1/16                                      Ba3          BB-             888
            575  Rogers Cable, Inc., Secured Notes,
                 6.25%, due 6/15/13                                     Ba1          BB+             576
                                                                                              ----------
                                                                                                   9,519
MEDIA - SERVICES (0.3%)
          1,500  Warner Music Group, Senior Subordinated
                 Notes, 7.38%, due 4/15/14                              B2           B             1,477

METALS/MINING EXCLUDING STEEL (1.3%)
          1,045  Aleris Int'l., Inc., Senior Notes,
                 9.00%, due 12/15/14                                    B3           B-            1,084(n)
            985  Aleris Int'l., Inc., Senior Subordinated
                 Notes, 10.00%, due 12/15/16                            Caa1         B-            1,020(n)
          1,250  Arch Western Finance Corp., Guaranteed
                 Senior Notes, 6.75%, due 7/1/13                        B1           BB-           1,234
          2,105  Massey Energy Co., Guaranteed Notes,
                 6.88%, due 12/15/13                                    B2           B+            1,947
            830  Peabody Energy Corp., Senior Guaranteed
                 Notes, Ser. B, 6.88%, due 3/15/13                      Ba1          BB              834
                                                                                              ----------
                                                                                                   6,119
NON-FOOD & DRUG RETAILERS (1.0%)
            510  Autonation, Inc., Guaranteed Notes,
                 7.00%, due 4/15/14                                     Ba2          BB+             512



See Notes to Schedule of Investments


                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

PRINCIPAL AMOUNT                                                              RATING                   VALUE(+)
($000's omitted)                                                        Moody's      S&P          ($000's omitted)
          1,365  Blockbuster, Inc., Senior Subordinated
                 Notes, 9.00%, due 9/1/12                               Caa2         CCC           1,362
          1,045  Bon-Ton Stores, Inc., Guaranteed Notes,
                 10.25%, due 3/15/14                                    B3           B-            1,081(E)
            550  GSC Holdings Corp., Guaranteed Notes,
                 8.00%, due 10/1/12                                     B1           B+              582(E)
          1,455  Michaels Stores, Inc., Subordinated
                 Notes, Step-Up, 0.00%/13.00%, due 11/1/16              Caa1         CCC             873(n)(EE)
                                                                                              ----------
                                                                                                   4,410
PACKAGING (1.0%)
          1,400  Ball Corp., Guaranteed Notes, 6.88%, due
                 12/15/12                                               Ba1          BB            1,425
            820  Crown Americas LLC, Senior Notes, Ser.
                 B, 7.75%, due 11/15/15                                 B1           B               849
          2,215  Owens-Brockway Glass Container, Inc.,
                 Senior Secured Notes, 8.75%, due 11/15/12              Ba2          BB-           2,342
                                                                                              ----------
                                                                                                   4,616
PRINTING & PUBLISHING (2.0%)
            310  Dex Media West LLC, Senior Notes, Ser.
                 B, 8.50%, due 8/15/10                                  B1           B               324
          1,125  Dex Media West LLC, Senior Subordinated
                 Notes, Ser. B, 9.88%, due 8/15/13                      B2           B             1,223
          2,330  Idearc, Inc., Senior Notes, 8.00%, due 11/15/16        B2           B+            2,368(n)
            195  Primedia, Inc., Senior Floating Rate
                 Notes, 10.75%, due 2/15/07                             B2           B               202(u)
          1,685  Primedia, Inc., Guaranteed Notes, 8.88%, due 5/15/11   B2           B             1,719
          3,045  R.H. Donnelley Corp., Senior Notes,
                 8.88%, due 1/15/16                                     B3           B             3,190
                                                                                              ----------
                                                                                                   9,026
RAILROADS (0.5%)
            690  Kansas City Southern de Mexico, Senior
                 Notes, 7.63%, due 12/1/13                              B3           B-              691(n)
          1,715  TFM SA de C.V., Senior Notes, 9.38%, due
                 5/1/12                                                 B3           B-            1,831
                                                                                              ----------
                                                                                                   2,522
REAL ESTATE DEV. & MGT. (0.3%)
            515  American Real Estate Partners L.P.,
                 Senior Notes, 8.13%, due 6/1/12                        Ba3          BB+             529
          1,000  American Real Estate Partners L.P.,
                 Guaranteed Notes, 7.13%, due 2/15/13                   Ba3          BB+             990
                                                                                              ----------
                                                                                                   1,519
RESTAURANTS (0.2%)
          1,155  NPC Int'l., Inc., Guaranteed Notes,
                 9.50%, due 5/1/14                                      Caa1         B-            1,190
SOFTWARE/SERVICES (0.3%)
          1,150  SunGard Data Systems, Inc., Guaranteed
                 Notes, 9.13%, due 8/15/13                              Caa1         B-            1,210
STEEL PRODUCERS/PRODUCTS (0.2%)
            890  Tube City IMS Corp., Senior Subordinated
                 Notes, 9.75%, due 2/1/15                               B3           B-              912(n)
SUPPORT - SERVICES (1.9%)
          2,215  Monitronics Int'l., Inc., Senior
                 Subordinated Notes, 11.75%, due 9/1/10                 B3           B-            2,237
            550  Aramark Corp., Senior Floating Rate
                 Notes, 8.86%, due 5/1/07                               B3           B-              561(n)(u)
            885  Aramark Corp., Senior Notes, 8.50%, due
                 2/1/15                                                 B3           B-              906(n)


See Notes to Schedule of Investments


                                                                                       NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

PRINCIPAL AMOUNT                                                              RATING                    VALUE(+)
($000's omitted)                                                        Moody's      S&P          ($000's omitted)

            880  Education Management LLC, Guaranteed
                 Senior Notes, 8.75%, due 6/1/14                        B2           CCC+            924
          2,300  Knowledge Learning Corp., Inc.,
                 Guaranteed Notes, 7.75%, due 2/1/15                    B2           B-            2,237(n)
          1,650  Language Line, Inc., Senior Subordinated
                 Notes, 11.13%, due 6/15/12                             B3           CCC+          1,737
                                                                                              ----------
                                                                                                   8,602
TELECOM - FIXED LINE (0.4%)
          1,995  Level 3 Financing, Inc., Senior Notes,
                 9.25%, due 11/1/14                                     B2           CCC-          2,040(n)
TELECOM - INTEGRATED/SERVICES (1.5%)
          1,430  Intelsat Bermuda Ltd., Guaranteed Notes,
                 9.25%, due 6/15/16                                     B2           B+            1,569(n)
            265  Intelsat Subsidiary Holdings Co. Ltd.,
                 Guaranteed Notes, 8.63%, due 1/15/15                   B2           B+              282
            665  Nordic Telephone Co. Holdings, Senior
                 Secured Notes, 8.88%, due 5/1/16                       B2           B               715(n)
          2,130  Qwest Corp., Notes, 8.88%, due 3/15/12                 Ba1          BB+           2,364
            405  Windstream Corp., Guaranteed Notes,
                 8.13%, due 8/1/13                                      Ba3          BB-             436
          1,240  Windstream Corp., Guaranteed Notes,
                 8.63%, due 8/1/16                                      Ba3          BB-           1,353
                                                                                              ----------
                                                                                                   6,719
TELECOM - WIRELESS (0.7%)
            900  Dobson Cellular Systems, Secured Notes,
                 8.38%, due 11/1/11                                     Ba3          B               951
          2,000  Rogers Wireless, Inc., Senior
                 Subordinated Notes, 8.00%, due 12/15/12                Ba2          BB-           2,105
                                                                                              ----------
                                                                                                   3,056
THEATERS & ENTERTAINMENT (0.4%)
            710  AMC Entertainment, Inc., Guaranteed
                 Notes, Ser. B, 8.63%, due 8/15/12                      Ba3          B-              746
          1,190  AMC Entertainment, Inc., Guaranteed
                 Notes, 11.00%, due 2/1/16                              B3           CCC+          1,345
                                                                                              ----------
                                                                                                   2,091
TRANSPORTATION EXCLUDING AIR/RAIL (0.6%)
          2,000  Stena AB, Senior Notes, 9.63%, due 12/1/12             Ba3          BB-           2,152
            740  Stena AB, Senior Notes, 7.00%, due 12/1/16             Ba3          BB-             731
                                                                                              ----------
                                                                                                   2,883
                                                                                              ----------
                 TOTAL CORPORATE DEBT SECURITIES (COST $167,340)                                 172,808
                                                                                              ----------
NUMBER OF SHARES
SHORT-TERM INVESTMENTS (7.0%)
      3,426,412  Neuberger Berman Prime Money Fund Trust Class                                     3,426(@)
     28,935,750  Neuberger Berman Securities Lending Quality Fund, LLC                            28,936(++)
                                                                                              ----------
                 TOTAL SHORT-TERM INVESTMENTS (COST $32,362)                                      32,362(#)
                                                                                              ----------
                 TOTAL INVESTMENTS (103.8%) (COST $406,187)                                      476,323(##)
                 Cash, receivables and other assets, less liabilities (23.5%)                    107,945(@@)
                 Liquidation Value of Auction Preferred Shares [(27.3%)]                        (125,500)
                                                                                              ----------
                 TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                    $458,768
                                                                                              ----------

See Notes to Schedule of Investments

                                   NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)



NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

   (+) Investments in equity securities by Neuberger Berman Income Opportunity Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other debt securities, bid price quotations are obtained from principal market makers in those securities. The Fund values all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

   (#)   At cost, which approximates market value.

   (##) At January 31, 2007, the cost of investments for U.S. federal income tax purposes was $406,079,000. Gross unrealized appreciation of investments was $71,943,000 and gross unrealized depreciation of investments was $1,699,000, resulting in net unrealized appreciation of $70,244,000 based on cost for U.S. federal income tax purposes.

   (@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

   (n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At January 31, 2007, these securities amounted to $50,292,000 or 11.0% of net assets applicable to common shareholders.

   (OO) All or a portion of this security is segregated as collateral for interest rate swap contracts and/or when-issued securities.

   (++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund .

   (E)   All or a portion of this security is on loan.

   (u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2007.

   (EE) Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

   (@@) At January 31, 2007, the Fund had outstanding interest rate swap contracts as follows:


                                                           RATE TYPE
                                                  --------------------------

                                                                    VARIABLE-
                                                    FIXED-RATE           RATE    ACCRUED NET
                                                      PAYMENTS       PAYMENTS       INTEREST        UNREALIZED
SWAP                NOTIONAL        TERMINATION    MADE BY THE    RECEIVED BY     RECEIVABLE      APPRECIATION           TOTAL
COUNTER PARTY         AMOUNT               DATE           FUND    THE FUND(1)      (PAYABLE)    (DEPRECIATION)      FAIR VALUE


Citibank, N.A.   $24,000,000     April 24, 2008          3.70%          5.32%        $ 8,640        $  455,141     $   463,781
Citibank, N.A.    70,000,000   October 24, 2008          3.63%          5.32%         26,289         1,868,506       1,894,795
                                                                                     -------        ----------     -----------
                                                                                     $34,929        $2,323,647     $ 2,358,576


(1) 30 day LIBOR (London Interbank Offered Rate) at January 22, 2007



For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.


By:  /s/ Peter E. Sundman
     -----------------------
     Peter E. Sundman
     Chief Executive Officer

Date: March 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
     -----------------------
     Peter E. Sundman
     Chief Executive Officer

Date: March 28, 2007


By:  /s/ John M. McGovern
     ---------------------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date: March 28, 2007